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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)
                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                             Washington, D.C.  20006


Date of fiscal year end: October 31

Date of reporting period: January 31

- ------

ITEM  1.  SCHEDULE  OF  INVESTMENTS


MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006
- --------------------------------------------------------

                                                          NUMBER     MARKET
                                                          OF SHARES  VALUE
                                                          --------------------
 COMMON STOCK -- 99.4%
 CONSUMER DISCRETIONARY
Carmax, Inc. *                                             28,000  $   836,920
CBS                                                         3,500       91,455
Diageo PLC                                                 18,000    1,080,360
Discovery Holdings, Class A *                               7,000      106,120
Home Depot, Inc.                                           23,000      932,650
International Gaming Technology, Inc.                      27,000      966,060
Liberty Global Series C                                     4,216       85,248
Liberty Media Corporation *                                70,000      585,200
Liberty Media International, Inc. *                         4,216       90,222
Tiffany & Co.                                               8,000      301,600
Time Warner                                                29,000      508,370
Viacom Inc., Class B *                                      3,500      145,180
Weight Watchers International, Inc. *                      20,000      940,800
 TOTAL CONSUMER DISCRETIONARY -- 21.7%                               6,670,185

 CONSUMER STAPLES
Anheuser-Busch Companies                                   30,000    1,243,200
General Mills, Inc.                                        14,000      680,540
Sysco Corp.                                                36,000    1,104,480
Unilever PLC                                                9,000      379,530
 TOTAL CONSUMER STAPLES -- 11.1%                                     3,407,750

 ENERGY
Devon Energy Corp.                                         15,000    1,023,150
TransaCanada Corp.                                         14,000      437,500
 TOTAL ENERGY -- 4.8%                                                1,460,650

 FINANCIAL
Berkshire Hathaway, Inc., Class B *                           900    2,638,800
Doral Financial Corp.                                      50,000      543,500
Fairfax Financial Holdings Ltd.                             3,300      497,145
First Data Corp.                                           29,000    1,307,900
Leucadia National Corp.                                    10,500      550,935
MGIC Investment Corp.                                      11,000      726,110
PHH Corp. *                                                 1,550       44,656
Progressive Corp.                                           9,000      945,360
 TOTAL FINANCIAL -- 23.6%                                            7,254,406

 HEALTH
Biogen Idec *                                               6,000  $   268,500
Dentsply International, Inc.                               12,000      644,400
Novartis AG *                                               4,000      220,640
Pfizer, Inc.                                               11,000      282,480
Pozen, Inc. *                                              43,000      697,460
Teva Pharmaceutical Industries Ltd.                        22,000      937,860
 TOTAL HEALTH -- 9.9%                                                3,051,340

 INDUSTRIALS
Allied Waste Industries, Inc. *                            50,000      454,500
Apollo Group, Inc. *                                       10,000      556,800
The Brink's Co.                                            12,500      665,000
Cendant Corp.                                              31,000      518,940
Equifax, Inc.                                              12,500      479,000
General Electric Co.                                        8,000      262,000
Hubbell, Inc., Class B                                     18,000      809,100
Illinois Toolworks, Inc.                                    8,000      674,320
Iron Mountain Inc. *                                        4,000      166,720
 TOTAL INDUSTRIALS -- 14.9%                                          4,586,380

 INFORMATION TECHNOLOGY
ESC Seagate Tech - Escrow *                                 3,600            -
Microsoft Corp.                                            52,000    1,463,800
Plantronics, Inc.                                           3,000      105,000
 TOTAL INFORMATION TECHNOLOGY -- 5.1%                                1,568,800

 MATERIALS
Methanex Corp.                                             17,483      378,857
Deltic Timber Corp                                          4,000      212,040
 TOTAL MATERIALS -- 1.9%                                               590,897

 SERVICES
Automatic Data Processing, Inc.                            28,000    1,230,320
 TOTAL SERVICES -- 4.0%                                              1,230,320

 UTILITIES
AES Corp. *                                                42,500      724,200
 TOTAL UTILITIES -- 2.4%                                               724,200
      TOTAL COMMON STOCK (COST $24,618,251)                        $30,544,927

------------

   EXCHANGE TRADED FUNDS -- 3.6%
 iShares MSCI Emerging Markets Index                       11,500  $ 1,158,970
  TOTAL EXCHANGE TRADED FUNDS -- 3.6%                                1,158,970

       TOTAL EXCHANGE TRADED FUNDS (COST $696,066)                 $ 1,158,970



 SHORT TERM INVESTMENTS --  0.7%
First Western Bank Collective Asset Fund (Cost $218,371)  218,371      218,371

------------


      TOTAL INVESTMENTS (COST $25,532,688) -- 100.04%               31,922,268
      OTHER ASSETS LESS LIABILITIES -- -0.4%                          (11,708)

------------

 NET ASSETS -- 100.00%                                             $31,910,560

============



*  Non-income producing investments


ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     March 30, 2006

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     March 30, 2006

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     March 30, 2006

                                                     /s/Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Chief Compliance Officer
                                                        and Treasurer